FINANCIAL DERIVATIVES AND HEDGING ACTIVITIES - Narrative (Details) $ in Millions	12 Months Ended
Sep. 27, 2019 USD ($)
Derivative [Line Items]
Loss on derivative instruments not designated as cash flow hedges	$ 1.5
Derivatives designated as cash flow hedges | Interest Rate Swap Contracts
Derivative [Line Items]
Recorded component of accumulated other comprehensive income (loss) that will be reclassified in the statements of comprehensive earnings over the next 12 months	$ 0.1